--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 JULY 31, 2003
--------------------------------------------------------------------------------





                                   VALUE LINE
                                   AGGRESSIVE
                                  INCOME TRUST







                               [VALUE LINE LOGO]




--------------------------------------------------------------------------------


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

TRUSTEES               Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       Chairman and President
                       Bradley T. Brooks
                       Vice President
                       David T. Henigson
                       Vice President and
                       Secretary/Treasurer
                       Joseph Van Dyke
                       Assistant Secretary/Treasurer
                       Stephen La Rosa
                       Assistant Secretary/Treasurer

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE TRUST WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS, AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE TRUST (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #527645

VALUE LINE AGGRESSIVE INCOME TRUST

                                                    TO OUR VALUE LINE AGGRESSIVE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

During the six months ended July 31, 2003 the total return of the Value Line Aggressive Income Trust was 13.16%. This record closely matched the Lehman Brothers U.S. Corporate High Yield Index(1), a proxy for the overall high-yield market, which was up 13.41% over the same period.

The last six-month period has been one of the strongest returns periods for the high yield sector in over a decade. In fact, the recent rally started last fall as the market began to factor in better economic times ahead. With economic stimulus from both fiscal and monetary policy, the economy is finally starting to perk up. We expect GDP for the third quarter to be up significantly from the first half of the year. With the economy improving, the U.S. Corporate default rate continues to decline to just over 5.0% in the trailing twelve-month period, according to Moody's, down from the low double digits last year. Much of this good news, however, has been factored into the high yield market as yields have dropped over 3% in the past year and returns have been in excess of 20%. Although yield spreads between high yield and U.S. Treasuries have tightened significantly, the ratio of U.S. Corporate ratings downgrades by Moody's continues to be at a relatively high level. Also, while many of the more distressed companies have been able to refinance some of their debt in 2003, very few have actually begun to de-leverage their balance sheets. Given this situation, and the fact that the current yield of the Value Line Aggressive Income Trust has fallen to roughly the 7.5% range, we look for more moderate returns over the next twelve month period, versus the strong showing of the past year.

We continue to focus our investments in the more liquid and stronger credits available in the High Yield sector. Additionally, the portfolio is broadly diversified to lessen exposure to any one industry. No one sector accounts for more than 10% of the portfolio. Currently, Hotel and Gaming account for the largest sector weighting at 7.5%, followed by Energy related securities, Cable, Retailers and Packaging, which all account for between 4% and 7% sector weightings. Preserving capital in difficult market environments, while allowing for an attractive dividend yield, remains our goal. Thank you for your continued investment.

                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        Chairman and President

September 16, 2003

--------------------------------------------------------------------------------
(1) THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX IS REPRESENTATIVE OF
    THE BROAD BASED FIXED-INCOME MARKET. IT INCLUDES NON-INVESTMENT GRADE CORPORATE BONDS. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES,
    EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS UNMANAGED INDEX.

--------------------------------------------------------------------------------
2

                                              VALUE LINE AGGRESSIVE INCOME TRUST

INCOME TRUST SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which had been proceeding at an uninspiring pace for the better part of two years, showed a bit more spirit in the second quarter of this year, as the nation's gross domestic product increased at a 3.1% rate, pushed forward by a selective recovery in manufacturing, by strong housing demand, and by improving retail sales. True, there were still pockets of weakness around, most notably in the employment area, where non-farm payrolls declined further and the unemployment rate climbed above 6%. Overall, though, the economic picture at the end of the opening half was a lot brighter than it had been at the start of the year, when talk of a possible double-dip recession was still being heard.

Now, as we make our way through the second half of 2003, we are starting to see evidence of a further improvement in business activity, with both the retail and manufacturing sectors strengthening even more, albeit still selectively, while housing remains resilient. The weak link in the recovery chain is still the employment situation, which, at best, is starting to show signs of stability following months of steady erosion. The ongoing support of the Federal Reserve, which continues to maintain its low-interest-rate policies, along with the earlier passage of a tax cut and fiscal stimulus package, should provide the additional help needed by the economy to push GDP growth up into the 3.5% to 4% range during the second half of the year.


Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery trail over the next several years, some increase in pricing pressures may emerge. Absent a stronger long-term business recovery than we now envision, or a resumption of the earlier sharp rise in oil and gas prices stemming from a surprisingly long conflict in the Middle East, inflation should remain in check through the latter years of this decade. Long-term interest rates, which have moved higher recently, as the economy has perked up, should stabilize at modestly higher levels over the next several years.

PERFORMANCE DATA:*


                                          1 YEAR ENDED     5 YEARS ENDED     10 YEARS ENDED
                                             6/30/03          6/30/03           6/30/03
                                         --------------   ---------------   ---------------
Average Annual Total Return* .........        16.08%            -1.53%            4.95%

                                          1 YEAR ENDED     5 YEARS ENDED     10 YEARS ENDED
                                             7/31/03          7/31/03           7/31/03
                                         --------------   ---------------   ---------------
Average Annual Total Return* .........        21.26%            -1.91%            4.79%

--------------------------------------------------------------------------------
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
  OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE
  INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO
  THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS
  ORIGINAL COST.

--------------------------------------------------------------------------------
                                                                               3

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (7.7%)
            AIR TRANSPORT (0.4%)
 $500,000   Mesa Air Group, Inc. Senior Subordinated Notes, 2.48%, (each note is convertible to 39.727
              shares of Common Stock at any time) 6/16/23(1) ...................................................    $  271,250
                                                                                                                    ----------
            BIOTECHNOLOGY (0.7%)
  500,000   Human Genome Sciences, Inc., Subordinated Notes, 33|M/4%, (each note is convertible to 9.1324
              shares of Common Stock at any time) 3/15/07 ......................................................       427,500
                                                                                                                    ----------
            COMPUTER SOFTWARE & SERVICES (0.9%)
  500,000   Mentor Graphics Corp. Subordinated Notes, 67|M/8%, (each note is convertible to 42.970 shares of
              Common Stock at any time) 6/15/07 ................................................................       559,375
                                                                                                                    ----------
            DRUG (3.3%)
  500,000   Enzon, Inc., Subordinated Notes, 41|M/2% (each note is convertible to 14.0884 shares of Common
              Stock at anytime) 7/1/08 .........................................................................       423,125
  500,000   Inhale Therapeutic Systems, Inc., Subordinated Notes, 31|M/2% (each note is convertible to 19.8177
              shares of Common Stock at anytime) 10/17/07 ......................................................       385,625
  500,000   IVAX Corp., Senior Subordinated Notes, 41|M/2% (each note is convertible to 24.9688 shares of
              Common Stock at anytime) 5/15/08 .................................................................       494,375
  500,000   Medarex, Inc Subordinated Notes, 41|M/2% (each note is convertible to 34.6789 shares of Common
              Stock at anytime) 7/1/06 .........................................................................       420,000
  250,000   Protein Design Labs, Inc. Subordinated Notes, 23|M/4% (each note is convertible to 49.6618 shares of
              Common Stock at anytime) 8/16/23(1) ..............................................................       224,688
                                                                                                                    ----------
                                                                                                                     1,947,813
                                                                                                                    ----------
            E-COMMERCE (0.6%)
  500,000   Manugistics Group, Inc., Subordinated Notes, 5% (each note is convertible to 22.695 shares of
              Common Stock at anytime) 11/1/07 .................................................................       382,500
                                                                                                                    ----------
            FOOD WHOLESALERS (0.0%)
  500,000   Fleming Cos., Inc., Senior Subordinated Notes, 51|M/4% (each note is convertible to 33.036 shares of
              Common Stock at anytime) 3/15/09 .................................................................         8,750
                                                                                                                    ----------
            MEDIA (0.6%)
  500,000   Liberty Media Corp., Senior Subordinated Notes, 31|M/2%, (each note is convertible to 36.8189
              shares of Common Stock at any time) 1/15/31 ......................................................       337,500
                                                                                                                    ----------
            RETAIL STORE (0.4%)
  250,000   Penney (J.C.) Co., Inc. Subordinated Notes, 5% (each note is convertible to 35.0877 shares of
              Common Stock at anytime) 10/15/08 ................................................................       249,062
                                                                                                                    ----------
            TELECOMMUNICATION SERVICES (0.1%)
  118,934   Gilat Satellite Network, Ltd., Subordinated Notes, 41|M/4%, (each note is convertible to 5.371
              shares of Common Stock at anytime) 3/15/05 .......................................................        32,707
                                                                                                                    ----------

--------------------------------------------------------------------------------
4

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                   JULY 31, 2003
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------------------
              TOBACCO (0.7%)
 $  500,000   Vector Group, Ltd., Subordinated Notes, 61|M/4%, (each note is convertible to 29.7089 shares of
                Common Stock at anytime) 7/15/08 ................................................................    $  397,500
                                                                                                                     ----------
              TOTAL CONVERTIBLE BONDS & NOTES
                (Cost $4,724,086) ...............................................................................     4,613,957
                                                                                                                     ----------
CORPORATE BONDS & NOTES (77.5%)
              AUTO PARTS (2.2%)
    750,000   Cummins Engine, Inc., Notes, 6.45%, 3/1/05 ........................................................       763,125
    500,000   Dana Corp. Notes, 9%, 8/15/11 .....................................................................       535,000
                                                                                                                     ----------
                                                                                                                      1,298,125
                                                                                                                     ----------
              CABLE TV (6.8%)
  1,000,000   Adelphia Communications Corp. Senior Notes, 101|M/4%, 11/1/06(3) ..................................       650,000
  1,250,000   Charter Communications Holdings, Senior Notes, 95|M/8%, 11/15/09 ..................................       943,750
  1,000,000   Insight Communications, Inc., Senior Discount Notes, (zero coupon until 2/15/06, 121|M/4%
                thereafter) 2/15/11 .............................................................................       812,500
  1,000,000   MediaCom LLC, Senior Notes, 91|M/2%, 1/15/13 ......................................................       990,000
  1,500,000   RCN Corp., Senior Discount Notes, (zero coupon until 10/15/02, 111|M/8% thereafter) 10/15/07 ......       622,500
                                                                                                                     ----------
                                                                                                                      4,018,750
                                                                                                                     ----------
              CHEMICAL -- DIVERSIFIED (0.8%)
    500,000   Equistar Chemicals, LP, Senior Notes, 101|M/8%, 9/1/08 ............................................       495,000
                                                                                                                     ----------
              CHEMICAL -- SPECIALTY (2.1%)
    600,000   Arco Chemical Co., Debentures, 9.80%, 2/1/20 ......................................................       516,000
    750,000   OM Group, Inc., Senior Subordinated Notes, 91|M/4%, 12/15/11 ......................................       735,000
                                                                                                                     ----------
                                                                                                                      1,251,000
                                                                                                                     ----------
              COAL -- ALTERNATE ENERGY (1.0%)
    650,000   Massey Energy Co., Notes, 6.95%, 3/1/07 ...........................................................       622,375
                                                                                                                     ----------
              DIVERSIFIED COMPANIES (1.8%)
    600,000   American Standard, Inc., Senior Notes, 81|M/4%, 6/1/09 ............................................       681,000
    500,000   Holmes Products Corp., Senior Subordinated Notes, Series 97|M/8%, 11/15/07 ........................       443,125
                                                                                                                     ----------
                                                                                                                      1,124,125
                                                                                                                     ----------
              ELECTRICAL EQUIPMENT (1.2%)
    750,000   Thomas & Betts Corp., Notes, 6.39%, 2/10/09 .......................................................       727,500
                                                                                                                     ----------
              ELECTRIC UTILITY -- EAST (1.1%)
    600,000   Sithe Independent Funding Corp. Guaranteed Secured Notes, Series "A", 9%, 12/30/13 ................       648,000
                                                                                                                     ----------

--------------------------------------------------------------------------------
                                                                               5

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
---------------------------------------------------------------------------------------------------------------
              ELECTRIC UTILITY -- WEST (1.1%)
 $  400,000   Allegheny Generating Co., Debentures, 55|M/8%, 9/11/03 ............................    $  394,000
    500,000   PG&E National Energy Group, Inc., Senior Notes, 103|M/8%, 5/16/11(3) ..............       282,500
                                                                                                     ----------
                                                                                                        676,500
                                                                                                     ----------
              ELECTRONICS (1.3%)
    750,000   Avnet, Inc. Notes, 77|M/8%, 2/15/05 ...............................................       780,000
                                                                                                     ----------
              ENTERTAINMENT (1.8%)
    500,000   Royal Caribbean Cruises Ltd., Senior Notes, 71|M/4%, 8/15/06 ......................       513,750
    750,000   XM Satellite Radio, Inc. Senior Secured Notes, (zero coupon until 12/31/05, 14%
              thereafter) 12/31/09 ..............................................................       543,750
                                                                                                     ----------
                                                                                                      1,057,500
                                                                                                     ----------
              FINANCIAL SERVICES (1.5%)
    600,000   IOS Capital LLC, Senior Notes, 71|M/4%, 6/30/08 ...................................       552,000
    500,000   Vesta Insurance Group, Inc., Senior Debentures, 83|M/4%, 7/15/25 ..................       320,000
                                                                                                     ----------
                                                                                                        872,000
                                                                                                     ----------
              FOOD PROCESSING (1.7%)
    500,000   Land O Lakes Inc., Senior Notes, 83|M/4%, 11/15/11 ................................       417,500
    600,000   Smithfield Foods, Inc., Senior Subordinated Notes, 75|M/8%, 2/15/08 ...............       600,000
                                                                                                     ----------
                                                                                                      1,017,500
                                                                                                     ----------
              FOOD WHOLESALERS (0.9%)
    500,000   Herbalife International, Inc. Senior Subordinated Notes, 113|M/4%, 7/15/10 ........       557,500
                                                                                                     ----------
              FOREIGN TELECOMMUNICATIONS (0.0%)
    500,000   World Access, Inc., Senior Notes, 131|M/4%, 1/15/08(2)(3) .........................        25,000
                                                                                                     ----------
              GROCERY (2.6%)
    500,000   Delhaize America, Inc. Guranteed Notes, 73|M/8%, 4/15/06 ..........................       512,500
  1,000,000   Winn Dixie Stores, Inc., Senior Notes, 87|M/8%, 4/1/08 ............................     1,057,500
                                                                                                     ----------
                                                                                                      1,570,000
                                                                                                     ----------
              HEALTHCARE INFORMATION SYSTEMS (4.6%)
  1,000,000   AdvancePCS, Senior Notes, 81|M/2%, 4/1/08 .........................................     1,070,000
    500,000   Iasis Healthcare Corp., Senior Subordinated Notes, 13%, 10/15/09 ..................       555,000
    500,000   Matria Healthcare Inc., Senior Notes, 11%, 5/1/08 .................................       515,000
    500,000   Rotech Healthcare Inc., Senior Subordinated Notes, 91|M/2%, 4/1/12 ................       520,000
                                                                                                     ----------
                                                                                                      2,660,000
                                                                                                     ----------
              HOME BUILDING (4.4%)
    500,000   Senior Housing Properties Trust, Senior Notes, 85|M/8%, 1/15/12 ...................       527,500
    500,000   Technical Olympic USA, Inc., Senior Subordinated Notes, 103|M/8%, 7/1/12 ..........       535,000

--------------------------------------------------------------------------------
6

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                   JULY 31, 2003
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------
 $1,000,000    Toll Corp., Senior Subordinated Notes, 81|M/8%, 2/1/09 .....................................    $1,040,000
    500,000    William Lyon Homes Inc., Senior Subordinated Notes, 103|M/4%, 4/1/13 .......................       537,500
                                                                                                               ----------
                                                                                                                2,640,000
                                                                                                               ----------
               HOTEL/GAMING (7.7%)
  1,000,000    Eldorado Resorts LLC, Senior Subordinated Notes, 101|M/2%, 8/15/06 .........................     1,020,000
  1,000,000    Hilton Hotels Corp., Senior Notes, 71|M/2%, 12/15/17 .......................................       985,000
  1,000,000    Isle of Capri Casinos, Inc., Senior Subordinated Notes, 83|M/4%, 4/15/09 ...................     1,037,500
    500,000    Meristar Hospitality Corp., Senior Notes, 9%, 1/15/08 ......................................       490,000
  1,000,000    Meritage Corp., Senior Notes, 93|M/4%, 6/1/11 ..............................................     1,085,000
                                                                                                               ----------
                                                                                                                4,617,500
                                                                                                               ----------
               INSURANCE -- LIFE (1.7%)
    500,000    Liberty Mutual Insurance Co., Surplus Notes, 8.20%, 5/4/07(1) ..............................       505,634
    500,000    MONY Group Inc., Senior Notes, 8.35%, 3/15/10 ..............................................       527,278
                                                                                                               ----------
                                                                                                                1,032,912
                                                                                                               ----------
               MACHINERY (1.7%)
    500,000    Briggs & Stratton Corp., Senior Notes, 87|M/8%, 3/15/11 ....................................       570,000
    500,000    JLG Industries, Inc., Senior Subordinated Notes, 83|M/8%, 6/15/12 ..........................       460,000
                                                                                                               ----------
                                                                                                                1,030,000
                                                                                                               ----------
               MARITIME (0.9%)
    500,000    General Maritime Corp., Senior Subordinated Notes, 10%, 3/15/13(1) .........................       547,500
                                                                                                               ----------
               MEDICAL SERVICES (1.7%)
    500,000    Res-Care, Inc., Senior Notes, 105|M/8%, 11/15/08 ...........................................       475,000
    500,000    U.S. Oncology Inc., Senior Notes, 95|M/8%, 2/1/12 ..........................................       525,000
                                                                                                               ----------
                                                                                                                1,000,000
                                                                                                               ----------
               METALS & MINING (0.9%)
    500,000    Wolverine Tube, Inc., Senior Subordinated Notes, Series "B", 101|M/2%, 4/1/09 ..............       527,500
                                                                                                               ----------
               NATURAL GAS -- DIVERSIFIED (0.9%)
    750,000    Energy Corp., of America, Senior Subordinated Notes, Series "A", 91|M/2%, 5/15/07 ..........       528,750
                                                                                                               ----------
               OILFIELD SERVICES/EQUIPMENT (5.1%)
    500,000    Bluewater Finance Ltd., Senior Subordinated Notes, 101|M/4%, 2/15/12 .......................       495,000
    250,000    Compagnie Generale de Geophysics, Inc., Senior Subordinated. Notes, 105|M/8%, 11/15/07 .....       258,750
  1,000,000    Lone Star Technologies, Inc., Senior Subordinated Notes, 9%, 6/1/11 ........................       960,000
    316,000    Newpark Resources, Inc. Senior Subordinated Notes, Series "B", 85|M/8%, 12/15/07 ...........       319,160
    610,000    Sonat, Inc., Notes, 75|M/8%, 7/15/11 .......................................................       484,950
    500,000    Transmontaigne, Inc., Senior Subordinated Notes, 91|M/8%, 6/1/10(1) ........................       515,000
                                                                                                               ----------
                                                                                                                3,032,860
                                                                                                               ----------

--------------------------------------------------------------------------------
                                                                               7

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                                                               VALUE
---------------------------------------------------------------------------------------------------------------
              PACKAGING & CONTAINER (4.5%)
 $  600,000   Caraustar Industries, Inc., Senior Subordinated Notes, 97|M/8%, 4/1/11 ............    $  600,000
    690,000   Four M Corp., Senior Secured Notes, Series "B", 12%, 6/1/06 .......................       690,000
    500,000   Pliant Corp., Senior Subordinated Notes, 13%, 6/1/10 ..............................       435,000
  1,000,000   Tekni-Plex, Inc., Senior Subordinated Notes, 123|M/4%, Series "B", 6/10/10 ........       965,000
                                                                                                     ----------
                                                                                                      2,690,000
                                                                                                     ----------
              PAPER & FOREST PRODUCTS (0.3%)
    181,000   Georgia-Pacific Corp., Debentures, 91|M/2%, 12/1/11 ...............................       189,145
                                                                                                     ----------
              PETROLEUM -- INTEGRATED (0.8%)
    500,000   Clark Refining & Marketing Inc., Senior Subordinated Notes, 87|M/8%, 11/15/07 .....       502,500
                                                                                                     ----------
              PETROLEUM -- PRODUCING (2.8%)
  1,000,000   Belden & Blake Corp., Senior Subordinated Notes, Series "B", 97|M/8%, 6/15/07 .....       930,000
    500,000   Giant Industries, Inc., Senior Subordinated Noted, 9%, 9/1/07 .....................       470,000
    250,000   Petroleum Helicopters, Inc., Senior Notes, Series "B", 93|M/8%, 5/1/09 ............       273,750
                                                                                                     ----------
                                                                                                      1,673,750
                                                                                                     ----------
              R.E.I.T. (1.8%)
  1,000,000   LNR Property Corp., Senior Subordinated Notes, 101|M/2%, 1/15/09 ..................     1,075,000
                                                                                                     ----------
              RECREATION (0.9%)
    500,000   P & O Princess Cruises Plc Guaranteed Debentures, 77|M/8%, 6/1/27 .................       508,850
                                                                                                     ----------
              RESTAURANT (0.6%)
    500,000   Advantica Restaurant Group, Inc., Senior Notes, 111|M/4%, 1/15/08 .................       335,000
                                                                                                     ----------
              RETAIL -- BUILDING SUPPLY (0.4%)
    250,000   Crescent Real Estate Equities, Senior Notes, 91|M/4%, 4/15/09 .....................       259,300
                                                                                                     ----------
              RETAIL STORE (4.7%)
    500,000   Dillard Department Stores, Inc., Notes, 7.85%, 10/11/12 ...........................       480,000
    500,000   Dillards, Inc., Notes, 6.43%, 8/1/04 ..............................................       502,500
    500,000   Dollar General Corp., Guaranteed Notes, 85|M/8%, 6/15/10 ..........................       556,875
    757,000   J.C. Penney Co., Inc., Notes, 93|M/4%, 6/15/21 ....................................       760,785
    496,000   J.C. Penney Co., Inc. Debentures, 81|M/4%, 8/15/22 ................................       473,680
                                                                                                     ----------
                                                                                                      2,773,840
                                                                                                     ----------
              STEEL (1.2%)
    750,000   United States Steel Corp., Senior Notes, 93|M/4%, 5/15/10 .........................       720,000
                                                                                                     ----------

--------------------------------------------------------------------------------
8

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                   JULY 31, 2003
--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT OR
  NUMBER OF
    SHARES                                                                                                          VALUE
---------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (2.0%)
$1,000,000     Global Crossing Holdings Ltd., Senior Notes, 91|M/8%, 11/15/06(3) .............................  $    35,000
 1,000,000     Global Crossing Holdings Ltd., Senior Notes, 8.70%, 8/1/07(3) .................................       35,000
   320,000     Qwest Services Corp., Senior Subordinated Securied Notes, 131|M/2%, 12/15/10(1) ...............      344,000
   500,000     TSI Telecommunication Services Inc., Senior Subordinated Notes, 123|M/4%, 2/1/09 ..............      497,500
 1,000,000     WorldCom Inc., Notes, 71|M/2%, 5/1/11(3) ......................................................      263,750
                                                                                                                -----------
                                                                                                                  1,175,250
                                                                                                                -----------
               TOTAL CORPORATE BONDS & NOTES
                 (Cost $45,157,258) ..........................................................................   46,260,532
                                                                                                                -----------
MUNICIPAL SECURITIES (0.4%)
   250,000     Tobacco Settlement Funding Corporation New Jersey, Asset Backed Revenue, 5.75%, 6/1/32 ........      214,200
                                                                                                                -----------
               TOTAL MUNICIPAL SECURITIES
                 (Cost $210,590) .............................................................................      214,200
                                                                                                                -----------
CONVERTIBLE PREFERRED STOCKS (1.1%)
               BEVERAGE (0.8%)
    17,000     Constellation Brands, Inc., Par $25 (each share is convertible to .7319 shares of Common
                 Stock @ $26.10) 53|M/4%, 9/1/06 .............................................................      447,100
                                                                                                                -----------
               MEDICAL (0.3%)
     3,000     Baxter International, Inc., Par $50 (each share is convertible to 1.4011 shares of Common
                 Stock @ $28.00) 7%, 6/16/06 .................................................................      152,670
                                                                                                                -----------
               TELECOMMUNICATION SERVICES (0.0%)
     2,500     Sprint Corp., Par $25 (each share is convertible to .8364 shares of Common Stock @ $6.10)
                 71|M/8%, 8/17/04 ............................................................................       19,750
                                                                                                                -----------
               TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $603,508) .............................................................................      619,520
                                                                                                                -----------
PREFERRED STOCKS (0.1%)
               CABLE (0.0%)
    10,000     Adelphia Communications Corp., Series "B", 13%, each share is exchangeable one for one into
                 Debentures, Par $100, 7/15/09(3) ............................................................       50,000
                                                                                                                -----------
               TOTAL PREFERRED STOCKS
                 (Cost $244,875) .............................................................................       50,000
                                                                                                                -----------

--------------------------------------------------------------------------------
                                                                               9

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VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
WARRANTS (0.0%)
            TELECOMMUNICATION SERVICES (0.0%)
   2,490    XO Communications, Inc., Series "A", Expiring 1/16/10(2) ..........    $  6,972
   1,868    XO Communications, Inc. Series "B", Expiring 1/16/10(2) ...........       5,417
   1,868    XO Communications, Inc. Series "C", Expiring 1/16/10(2) ...........       3,176
                                                                                   --------
            TOTAL WARRANTS
            (Cost $0) .........................................................      15,565
                                                                                   --------
COMMON STOCKS (3.4%)
            BANK (0.2%)
   5,000    KeyCorp ...........................................................     134,550
                                                                                   --------
            COMPUTER PERIPHERALS (0.1%)
   6,000    Identix, Inc.(2) ..................................................      42,660
                                                                                   --------
            COMPUTER SOFTWARE & SERVICES (0.2%)
   5,000    Electronic Data Systems Corp ......................................     111,350
   7,000    Novell Inc.(2) ....................................................      24,850
                                                                                   --------
                                                                                    136,200
                                                                                   --------
            ELECTRICAL UTILITY -- CENTRAL (0.2%)
   5,000    Alliant Energy Corp ...............................................     101,550
   5,000    Centerpoint Energy Inc. ...........................................      40,350
                                                                                   --------
                                                                                    141,900
                                                                                   --------
            ELECTRICAL UTILITY -- EAST (0.7%)
   5,000    PPL Corp ..........................................................     197,950
   8,000    Pepco Holdings, Inc. ..............................................     138,560
   4,500    Teco Energy Inc. ..................................................      55,800
                                                                                   --------
                                                                                    392,310
                                                                                   --------
            ELECTRICAL UTILITY (WEST) (0.1%)
   5,000    XCEL Energy Inc. ..................................................      72,400
                                                                                   --------
            ELECTRONICS (0.1%)
   5,000    Titan Corp.(2) ....................................................      76,700
                                                                                   --------
            FOOD PROCESSING (0.5%)
   5,000    ConAgra, Inc ......................................................     112,650
   5,000    Unilever Plc. .....................................................     164,950
                                                                                   --------
                                                                                    277,600
                                                                                   --------

--------------------------------------------------------------------------------
10

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                   JULY 31, 2003
--------------------------------------------------------------------------------


 NUMBER OF
  SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
            GROCERY (0.2%)
   5,000    Albertsons, Inc.(2) ................................................    $    94,300
                                                                                    -----------
            METALS & MINING (DIVERSIFIED) (0.2%)
   4,000    Apex Silver Mines Ltd.(2) ..........................................         67,400
   5,000    Gold Fields Ltd. ...................................................         59,900
                                                                                    -----------
                                                                                        127,300
                                                                                    -----------
            PETROLEUM - INTEGRATED (0.2%)
   4,000    PetroChina Co., Ltd ................................................        120,320
                                                                                    -----------
            PETROLEUM PRODUCING (0.1%)
  17,000    Abraxas Petroleum Corp.(2) .........................................         15,300
   6,000    Methanex Corp. .....................................................         55,560
                                                                                    -----------
                                                                                         70,860
                                                                                    -----------
            R.E.I.T. (0.3%)
  10,000    Nationwide Health Properties, Inc ..................................        171,200
                                                                                    -----------
            TELECOMMUNICATION SERVICES (0.3%)
  14,434    Gilat Satellite Networks Ltd.(2) ...................................         69,427
   6,000    Western Wireless Corp. Class "A" (2) ...............................         87,900
   1,245    XO Communications Inc.(2) ..........................................          7,968
                                                                                    -----------
                                                                                        165,295
                                                                                    -----------
            TOTAL COMMON STOCKS
              (Cost $2,627,128) ................................................      2,023,595
                                                                                    -----------
            TOTAL INVESTMENT SECURITIES (90.2%)
              (Cost $53,567,445) ...............................................     53,797,369
                                                                                    -----------

--------------------------------------------------------------------------------
                                                                              11

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2003
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                                       VALUE
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.7%)
(INCLUDING ACCRUED INTEREST)
 $3,000,000    Collateralized by $2,983,000 U.S. Treasury Bonds 5.25% due 2/15/29, with a value of
                 $2,972,782 (with UBS Warburg LLC., 1.06%, dated 7/31/03, due 8/1/03 delivery value
                 $3,000,088) ............................................................................     $  3,000,088
  1,600,000    Collateralized by $1,355,000 U.S. Treasury Notes 113|M/4% due 2/15/10, with a value of
                 $1,635,070 (with Morgan Stanley Dean Witter & Co., Inc., 0.99%, dated 7/31/03, due
                 8/1/03 delivery value $1,600,044) ......................................................        1,600,044
                                                                                                              ------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $4,600,132) ......................................................................        4,600,132
                                                                                                              ------------
               CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%) ....................................        1,236,296
                                                                                                              ------------
               NET ASSETS (100.0%) ......................................................................     $ 59,633,797
                                                                                                              ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
                 $(59,633,797 divided by 12,578,351 shares of beneficial interest outstanding) ..........     $       4.74
                                                                                                              ============

(1) 144A SECURITY WHERE CERTAIN CONDITIONS FOR PUBLIC SALE MAY EXIST.

(2) NON-INCOME PRODUCING SECURITY.

(3) DEFAULTED SECURITY.














SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                              VALUE LINE AGGRESSIVE INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES                                STATEMENT OF OPERATIONS FOR THE
AT JULY 31, 2003 (UNAUDITED)                                       SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------

                                               DOLLARS
                                            (IN THOUSANDS
                                           EXCEPT PER SHARE                                                             DOLLARS
                                               AMOUNT)                                                              (IN THOUSANDS)
                                           ----------------                                                         --------------
ASSETS:                                                             INVESTMENT INCOME:
Investment securities, at value                                     Interest (Net of foreign withholding taxes
   (Cost - $53,567) ..........................   $53,797               of $1) ...................................       $2,520
Repurchase agreements                                               Dividends ...................................           70
   (Cost - $4,600) ...........................     4,600            Other .......................................            4
Cash .........................................        38                                                                ------
Receivable for securities sold ...............     1,902                 Total Income ...........................        2,594
Interest receivable ..........................     1,135                                                                ------
Receivable for trust shares sold .............        17            EXPENSES:
Dividend receivable ..........................         8            Advisory fee ................................          238
                                                 -------            Service and distribution plan fee ...........           75
     TOTAL ASSETS ............................    61,497            Transfer agent fees .........................           28
                                                 -------            Audit and legal fees ........................           26
LIABILITIES:                                                        Custodian fees ..............................           20
Payable for trust shares repurchased .........     1,687            Printing, checks and stationary .............           16
Dividends payable to shareholders ............        78            Registration and filing fees ................           16
Accured expenses: ............................                      Trustees' fees and expenses .................           10
   Advisory fee ..............................        41            Other .......................................            9
   Service and distribution plan fees                                                                                   ------
      payable ................................        15                 Total expenses before
   Other .....................................        42                    custody credits .....................          438
                                                 -------                 Less: custody credits ..................           (1)
     TOTAL LIABILITIES .......................     1,863                                                                ------
                                                 -------                 Net Expenses ...........................          437
NET ASSETS ...................................   $59,634                                                                ------
                                                 =======            NET INVESTMENT INCOME .......................        2,157
NET ASSETS                                                                                                              ------
Shares of beneficial interest, at $.01                              REALIZED AND UNREALIZED LOSS ON
   par value (authorized unlimited,                                    INVESTMENTS
   outstanding 12,578,351) ...................   $   126                 Net realized Gain ......................          452
Additional paid-in capital ...................   129,261                 Net Change in Net Unrealized
Accumulated net realized loss                                               Appreciation (Depreciation) .........        4,715
   on investments ............................   (69,983)                                                               ------
Unrealized net appreciation                                         NET REALIZED GAIN AND CHANGE IN
   of investments ............................       230               NET UNREALIZED APPRECIATION
                                                 -------               (DEPRECIATION) ON INVESTMENTS ............        5,167
NET ASSETS ...................................   $59,634                                                                ------
                                                 =======            NET INCREASE IN NET ASSETS FROM
NET ASSET VALUE, OFFERING AND                                          OPERATIONS ...............................       $7,324
   REDEMPTION PRICE, PER                                                                                                ======
   OUTSTANDING SHARE
   ($59,633,797 DIVIDED BY 12,578,351
   SHARES OF BENEFICAL INTEREST
   OUTSTANDING) ..............................   $  4.74
                                                 =======




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              13

VALUE LINE AGGRESSIVE INCOME TRUST


STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED) AND FOR THE YEAR ENDED JANUARY 31, 2003
------------------------------------------------------------------------------------------------------------

                                                                                SIX MONTHS
                                                                                  ENDED         YEAR ENDED
                                                                              JULY 31, 2003     JANUARY 31,
                                                                               (UNAUDITED)         2003
                                                                             ---------------   ------------
                                                                                        DOLLARS
                                                                                     (IN THOUSANDS)
OPERATIONS:
 Net investment income ...................................................      $   2,157       $   5,295
 Net realized gain (loss) on investments .................................            452          (4,038)
 Change in net unrealized (depreciation) appreciation ....................          4,715          (1,566)
                                                                                ---------       ---------
 Net increase (decrease) in net assets from operations ...................          7,324            (309)
                                                                                ---------       ---------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...................................................         (2,157)         (5,325)
TRUST SHARE TRANSACTIONS:
 Net proceeds from sale of shares ........................................         19,541          26,376
 Net proceeds from reinvestment of distributions to shareholders .........          1,684           4,167
                                                                                ---------       ---------
                                                                                   21,225          30,543
 Cost of shares repurchased ..............................................        (19,764)        (67,824)
                                                                                ---------       ---------
 Net increase (decrease) in net assets from share transactions ...........          1,461         (37,281)
                                                                                ---------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................          6,628         (42,915)
NET ASSETS:
 Beginning of period .....................................................         53,006          95,921
                                                                                ---------       ---------
 End of period ...........................................................      $  59,634       $  53,006
                                                                                =========       =========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME .........................      $      --       $     (30)
                                                                                =========       =========














SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                              VALUE LINE AGGRESSIVE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JULY 31, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.


(A) SECURITY VALUATION. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) DISTRIBUTIONS. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

(D) FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform

--------------------------------------------------------------------------------
                                                                              15

VALUE LINE AGGRESSIVE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) INVESTMENTS. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount, including original-issue discount required for federal income tax purposes on investments, is earned from settlement date and recognized on the accrual basis.

(F) The Trust charges a 1% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.


2. TRUST SHARE TRANSACTIONS
Transactions in shares of beneficial interest in the Trust were as follows:

                                                 SIX MONTHS         YEAR
                                                   ENDED            ENDED
                                               JULY 31, 2003     JANUARY 31,
                                                (UNAUDITED)         2003
                                              ---------------   ------------
Shares sold ...............................         4,285           5,944
Shares issued to
   shareholders in
   reinvestment of
   dividends ..............................           365             941
                                                    -----           -----
                                                    4,650           6,885
Shares repurchased ........................        (4,260)        (14,928)
                                                   ------         -------
Net increase (decrease) ...................           390          (8,043)
                                                   ======         =======

Redemption fees of $69,000 were retained by the Trust for the six months ended July 31, 2003.


3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                        SIX MONTHS ENDED
                                                         JULY 31, 2003
                                                          (UNAUDITED)
                                                       -----------------
                                                         (IN THOUSANDS)
PURCHASES:
Investment Securities ..............................        $24,696
                                                            =======
SALES:
Investment Securities ..............................        $17,056
                                                            =======


4. INCOME TAXES
At July 31, 2003, information on the tax components of capital is as follows:

                                                           (UNAUDITED)
                                                          (IN THOUSANDS)
                                                          --------------
Cost of investments for tax purposes ...................     $58,224
                                                             =======
Gross tax unrealized appreciation ......................     $ 3,743
Gross tax unrealized depreciation ......................     $(3,570)
                                                             -------
Net tax unrealized depreciation on
   investments .........................................     $  (173)
                                                             =======

Net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of bond premiums and wash sales.






--------------------------------------------------------------------------------
16

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                   JULY 31, 2003
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS
   WITH AFFILIATES
An advisory fee of $237,643 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the six months ended July 31, 2003. This was computed at an annual rate of .75 of 1% per year on the first $100 million of the Trust's average daily net assets for the period, and .50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $75,244 were paid or payable to the Distributor under this Plan for the six months ended July 31, 2003.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust. At July 31, 2003, the Adviser and certain officers and Trustees owned 2,283 shares of beneficial interest in the Trust, representing .02% of the outstanding shares.








--------------------------------------------------------------------------------
                                                                              17

VALUE LINE AGGRESSIVE INCOME TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                     SIX MONTHS
                                        ENDED                               YEARS ENDED JANUARY 31,
                                    JULY 31, 2003      ---------------------------------------------------------------------
                                     (UNAUDITED)        2003          2002           2001             2000            1999
                                    -------------      -------       -------        --------        --------        --------
NET ASSET VALUE, BEGINNING OF
 PERIOD ...........................    $  4.35         $  4.74       $  5.24        $   7.22        $   7.45        $   8.66
                                       -------         -------       -------        --------        --------        --------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income ...........       0.16            0.41          0.49 (1)        0.66            0.73            0.78
  Net gains or losses on
    securities (both realized
    and unrealized) ...............       0.38           (0.40)        (0.50)(1)      ( 1.98)          (0.23)          (1.21)
                                       -------         -------       -------        --------        --------        --------
Total from investment
 operations .......................       0.54            0.01         (0.01)         ( 1.32)           0.50           (0.43)
                                       -------         -------       -------        --------        --------        --------
Redemption fees ...................       0.01            0.01            --              --              --              --
                                       -------         -------       -------        --------        --------        --------
LESS DISTRIBUTIONS:
Dividends from net
 investment income ................      (0.16)          (0.41)        (0.49)         ( 0.66)          (0.73)          (0.78)
                                       -------         -------       -------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD ....    $  4.74         $  4.35       $  4.74        $   5.24        $   7.22        $   7.45
                                       =======         =======       =======        ========        ========        ========
TOTAL RETURN ......................      13.16%+          0.40%        (0.12)%        (19.14)%          7.16%          (5.13)%
                                       =======         =======       =======        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ...................    $59,634         $53,006       $95,921        $116,924        $169,586        $174,805
Ratio of expenses to average
 net assets .......................       1.45%(3)*       1.37%(3)      1.23%(3)        1.04%(3)        0.82%(3)        0.81%(2)
Ratio of net investment income
 to average net assets ............       7.16%*          9.12%         9.72%(1)       10.61%          10.04%           9.81%
Portfolio turnover rate ...........         36%             59%          140%            184%            154%            140%

(1) AS REQUIRED, EFFECTIVE FEBRUARY 1, 2001, THE TRUST HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JANUARY 31, 2002 ON NET INVESTMENT AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS LESS THAN $.01 PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 9.79% TO 9.72%. PER SHARE AND RATIOS FOR THE PERIOD PRIOR TO FEBRUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN ACCOUNTING POLICY.
(2) BEFORE OFFSET OF CUSTODY CREDITS.
(3) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.24% AS OF JANUARY 31, 2002 AND WOULD NOT HAVE CHANGED AS OF JULY 31, 2003, JANUARY 31, 2003, JANUARY 31, 2001 AND JANUARY 31, 2000.
 +  NOT ANNUALIZED
 *  ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
18

                                              VALUE LINE AGGRESSIVE INCOME TRUST


--------------------------------------------------------------------------------















                 (This page has been left blank intentionally.)















--------------------------------------------------------------------------------
                                                                              19

VALUE LINE AGGRESSIVE INCOME TRUST

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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